Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes	Income taxes
The components of current and deferred tax expense were as follows:

	2025	2024
	$	$

Current tax expense
Current year	1,642	1,218
Adjustment for prior years	391	12
	2,033	1,230
Deferred tax expense
Origination and reversal of temporary differences	332	2,976
Change in unrecognized losses and deductible temporary differences	(15,432)	(7,229)
	(15,100)	(4,253)
	(13,067)	(3,023)
Rate reconciliation

A reconciliation of income tax expense and the product of accounting income before income taxes multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	2025	2024
	$	$
Income before income taxes	24,445	23,713
Statutory tax rate	26.5%	26.5%

Tax at statutory rate	6,478	6,284
Foreign tax rate differential	(564)	(352)
Effect of permanent differences	(2,678)	(3,128)
Foreign exchange	(684)	1,492
Change in unrecognized deferred tax asset	(15,432)	(7,229)
Other	(187)	(90)
Income tax (recovery) expense	(13,067)	(3,023)
Deferred tax assets and liabilities

The tax effect of temporary differences that give rise to deferred tax assets and liabilities as at December 31, 2025 and 2024, including the movement in deferred tax balances, are as follows:

	2024	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2025
						$
Deferred tax assets
Non-capital loss carry forwards	6,585	10,843	—	—	—	17,428
Net capital loss carry forwards	—	—	—	—	—	—
Intangible assets	—	4,891			—	4,891
Unrealized foreign exchange losses	—	118	—	—	—	118
Reserves	763	531	—	—	—	1,294
Property, plant and equipment and other assets	204	156	—	—	—	360
Share based compensation	2,703	(304)	(1,286)	—	126	1,239
Financing charges	9	(9)	—	—	—	—
Other	56	(216)	—	—	245	85
Reclassification	(5,113)	—	—	—	(276)	(5,389)
	5,207	16,010	(1,286)	—	95	20,026
Deferred tax liabilities
Unrealized foreign exchange gains	(93)	93	—	—	—	—
Contract asset	(4,053)	(997)	—	—	—	(5,050)
Intangible assets	(282)	282	—	—	—	—
Financing Charges	—	(3)	—	—	—	(3)
Property, plant and equipment and other assets	(165)	(79)	—	—	—	(244)
Pension	(86)	(101)	—	—	—	(187)
Other	(463)	(105)	—	—	—	(568)
Reclassification	5,113	—	—	—	276	5,389
	(29)	(910)	—	—	276	(663)
Net deferred tax assets / (liabilities)	5,178	15,100	(1,286)	—	371	19,363

	2023	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2024
						$
Deferred tax assets
Non-capital loss carry forwards	2,071	4,514	—	—	—	6,585
Net capital loss carry forwards	4	(4)	—	—	—	—
Reserves	738	25	—	—	—	763
Property, plant and equipment and other assets	445	(241)	—	—	—	204
Share based compensation	—	640	2,063	—	—	2,703
Financing charges	543	(534)	—	—	—	9
Other	56	47	—	—	(47)	56
Reclassification	(3,532)	—	—	—	(1,581)	(5,113)
	325	4,447	2,063	—	(1,628)	5,207
Deferred tax liabilities
Unrealized foreign exchange gains	(79)	(14)	—	—	—	(93)
Contract asset	(3,623)	(430)	—	—	—	(4,053)
Intangible assets	(346)	64	—	—	—	(282)
Property, plant and equipment and other assets	(360)	195	—	—	—	(165)
Pension	(89)	3	—	—	—	(86)
Other	(451)	(12)	—	—	—	(463)
Reclassification	3,532	—	—	—	1,581	5,113
	(1,416)	(194)	—	—	1,581	(29)
Net deferred tax assets / (liabilities)	(1,091)	4,253	2,063	—	(47)	5,178

The reclassification reflects the offsetting of deferred tax assets and deferred tax liabilities to the extent they relate to the same taxing authorities and there is a legally enforceable right to such offset.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following attributes because it is not probable that future taxable profit will be available against which the Company can realize the benefits. Deferred tax assets for Canadian and Italian tax attributes are recognized based on management's determination that sufficient future taxable profits in Canada and Italy are expected to be available to utilize the benefits of the associated deductible temporary differences and unused tax losses.

	2025	2024
	$	$
Non-capital loss carry forwards	7,324	49,299
Other deductible temporary differences	—	14,661
Total unrecognized deductible temporary differences	7,324	63,960

Non-capital loss carryforwards expire pursuant to the table below and other deductible temporary differences have an unlimited carry forward period pursuant to current tax laws.

Unrecognized non-capital tax losses

Non-capital tax losses for which no deferred tax asset was recognized expire as follows:

	2025	Expiry date	2024	Expiry date
	$		$
Expire	711	2042	671	2042
Never expire	6,613	Indefinite	48,628	Indefinite
	7,324		49,299

Unrecognized deferred tax liabilities

As at December 31, 2025, the aggregate amount of temporary differences associated with investments in subsidiaries for which the Company has not recognized deferred tax liabilities is $35,361 (2024 - $15,014) as the Company ultimately controls whether the such liabilities will be incurred and it is satisfied that it will not be incurred in the foreseeable future. The temporary differences relate to undistributed earnings of the Company's subsidiaries.